Segment Information - Summary of Result of Non-Current Assets and Main Services and Products by Geographic Region (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Non-current assets	R$ 26,631	R$ 26,742	R$ 25,098
Income related to financial operations	131,317	149,572	174,984
Income related to insurance and private pension operations before claim and selling expenses	3,961	4,699	5,265
Banking service fees	36,809	34,448	31,918
Brazil [Member]
Disclosure of geographical areas [line items]
Non-current assets	22,991	23,411	22,974
Income related to financial operations	108,362	131,689	155,030
Income related to insurance and private pension operations before claim and selling expenses	3,812	4,551	5,133
Banking service fees	33,211	31,296	29,061
Abroad [Member]
Disclosure of geographical areas [line items]
Non-current assets	3,640	3,331	2,124
Income related to financial operations	22,955	17,883	19,954
Income related to insurance and private pension operations before claim and selling expenses	149	148	132
Banking service fees	R$ 3,598	R$ 3,152	R$ 2,857